PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Provision For Environmental Liabilities And Asset Retirement Obligations
Schedule of provisions for environmental liabilities and asset retirement obligation

		Consolidated
	12/31/2024	12/31/2023
Environmental liabilities	155,471	176,181
Asset retirement obligations	977,892	842,624
	1,133,363	1,018,805